Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	6 Months Ended	9 Months Ended	16 Months Ended	21 Months Ended	28 Months Ended	33 Months Ended	40 Months Ended	45 Months Ended	52 Months Ended	57 Months Ended	64 Months Ended	69 Months Ended	76 Months Ended
	Jul. 16, 2020	Dec. 30, 2019	Apr. 30, 2020	Apr. 30, 2026	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026
C000216959
Account Value [Line Items]
Accumulated Value	$ 9,774.82				$ 10,495.89		$ 10,573.58		$ 10,436.16		$ 11,372.59		$ 12,278.44		$ 12,891.48
C000216960
Account Value [Line Items]
Accumulated Value		$ 10,000.00	$ 9,140.00			$ 10,308.57		$ 10,426.91		$ 10,339.68		$ 11,335.26		$ 12,271.10		$ 12,931.36
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000.00				$ 9,784.21		$ 8,951.36		$ 8,913.10		$ 8,782.23		$ 9,486.60		$ 9,871.44
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000.00	$ 10,489.72			$ 10,461.69		$ 9,571.18		$ 9,530.27		$ 9,390.34		$ 10,143.48		$ 10,554.97